UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09833

Core Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Core Bond Portfolio

June 30, 2019

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 31.1%
Security	Principal Amount (000’s omitted)	Value

Aerospace & Defense — 0.3%

Azul Investments LLP, 5.875%, 10/26/24(1)	$625	$617,969

WestJet Airlines, Ltd., 3.50%, 6/16/21(1)	985	990,585

		$1,608,554

Automotive — 1.8%

Ford Motor Credit Co., LLC, 2.979%, 8/3/22	$2,503	$2,476,553

Ford Motor Credit Co., LLC, 3.408%, (3 mo. USD LIBOR + 0.81%), 4/5/21(2)	705	695,983

Ford Motor Credit Co., LLC, 3.484%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	1,566	1,541,908

General Motors Co., 4.20%, 10/1/27	2,383	2,401,785

General Motors Financial Co., Inc., 3.442%, (3 mo. USD LIBOR + 0.85%), 4/9/21(2)	805	804,902

General Motors Financial Co., Inc., 3.50%, 11/7/24	453	452,438

General Motors Financial Co., Inc., 3.588%, (3 mo. USD LIBOR + 0.99%), 1/5/23(2)	1,110	1,094,667

		$9,468,236

Banks — 12.0%

Banco Safra SA, 4.125%, 2/8/23(1)	$1,210	$1,237,225

Banco Santander SA, 3.125%, 2/23/23	1,445	1,466,261

Bank of America Corp., 2.881% to 4/24/22, 4/24/23(3)	1,425	1,443,266

Bank of America Corp., 2.972%, (3 mo. USD LIBOR + 0.38%), 1/23/22(2)	2,707	2,702,401

Bank of America Corp., 3.124% to 1/20/22, 1/20/23(3)	2,420	2,459,216

Bank of America Corp., 3.269%, (3 mo. USD LIBOR + 0.79%), 3/5/24(2)	600	600,939

Bank of America Corp., 3.30%, 1/11/23	1,237	1,276,044

Bank of America Corp., 3.499% to 5/17/21, 5/17/22(3)	1,005	1,025,121

Bank of America Corp., 3.55% to 3/5/23, 3/5/24(3)	1,800	1,865,242

Bank of America Corp., 3.593% to 7/21/27, 7/21/28(3)	4,880	5,089,928

Bank of America Corp., 3.974% to 2/7/29, 2/7/30(3)	807	864,972

Barclays PLC, 4.337%, 1/10/28	1,500	1,536,690

Capital One Bank (USA), N.A., 3.375%, 2/15/23	892	910,184

Capital One Financial Corp., 3.30%, 10/30/24	3,227	3,311,017

Capital One Financial Corp., 3.303%, (3 mo. USD LIBOR + 0.72%), 1/30/23(2)	2,300	2,295,627

Capital One Financial Corp., 3.75%, 4/24/24	700	734,565

Citigroup, Inc., 3.142% to 1/24/22, 1/24/23(3)	1,552	1,578,319

Citigroup, Inc., 3.668% to 7/24/27, 7/24/28(3)	1,685	1,759,105

Citigroup, Inc., 3.70%, 1/12/26	1,000	1,053,161

Citigroup, Inc., 3.841%, (3 mo. USD LIBOR + 1.25%), 7/1/26(2)	884	891,013

Security	Principal Amount (000’s omitted)	Value

Banks (continued)

Citigroup, Inc., 3.887% to 1/10/27, 1/10/28(3)	$909	$962,040

Citigroup, Inc., 4.075% to 4/23/28, 4/23/29(3)	1,855	1,992,989

Citigroup, Inc., 4.50%, 1/14/22	725	762,171

Citizens Financial Group, Inc., 4.30%, 12/3/25	1,399	1,480,504

Commonwealth Bank of Australia, 2.50%, 9/18/22(1)	1,050	1,056,386

Deutsche Bank AG, 3.855%, (3 mo. USD LIBOR + 1.29%), 2/4/21(2)	2,450	2,430,337

Discover Bank, 4.682% to 8/9/23, 8/9/28(3)	1,200	1,244,592

Discover Financial Services, 3.95%, 11/6/24	490	515,549

Goldman Sachs Group, Inc. (The), 2.905% to 7/24/22, 7/24/23(3)	1,909	1,927,813

Goldman Sachs Group, Inc. (The), 3.688%, (3 mo. USD LIBOR + 1.17%), 5/15/26(2)	601	593,094

Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26	970	1,012,936

Goldman Sachs Group, Inc. (The), 3.85%, 1/26/27	1,510	1,579,598

Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	1,151	1,243,822

JPMorgan Chase & Co., 2.70%, 5/18/23	1,988	2,008,999

JPMorgan Chase & Co., 3.782% to 2/1/27, 2/1/28(3)	1,000	1,060,498

JPMorgan Chase & Co., 3.797% to 7/23/23, 7/23/24(3)	1,500	1,573,991

JPMorgan Chase & Co., 5.625%, 8/16/43	628	801,945

Lazard Group, LLC, 4.50%, 9/19/28	1,467	1,562,958

Morgan Stanley, 3.772% to 1/24/28, 1/24/29(3)	1,020	1,075,513

Morgan Stanley, 4.00%, 7/23/25	2,220	2,378,397

Morgan Stanley, 4.875%, 11/1/22	1,132	1,212,224

PPTT, 2006-A GS, Class A, 5.997% (1)(4)(5)	259	240,531

Regions Financial Corp., 2.75%, 8/14/22	640	644,629

Santander Holdings USA, Inc., 4.50%, 7/17/25	712	758,028

Synovus Financial Corp., 3.125%, 11/1/22	622	625,570

		$64,845,410

Beverages — 0.2%

Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	$730	$812,610

		$812,610

Building Materials — 0.3%

Owens Corning, 3.40%, 8/15/26	$1,300	$1,266,693

Vulcan Materials Co., 4.50%, 6/15/47	479	461,745

		$1,728,438

Chemicals — 1.0%

Celanese US Holdings, LLC, 3.50%, 5/8/24	$2,500	$2,568,334

Cydsa SAB de CV, 6.25%, 10/4/27(1)	1,490	1,495,230

DowDuPont, Inc., 4.725%, 11/15/28	1,250	1,413,142

		$5,476,706

13	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Computers — 1.3%

Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	$1,350	$1,390,739

DXC Technology Co., 3.47%, (3 mo. USD LIBOR + 0.95%), 3/1/21(2)	1,923	1,923,027

DXC Technology Co., 4.25%, 4/15/24	1,212	1,270,281

Hewlett Packard Enterprise Co., 3.318%, (3 mo. USD LIBOR + 0.72%), 10/5/21(2)	1,079	1,079,191

Microchip Technology, Inc., 4.333%, 6/1/23	1,537	1,601,460

		$7,264,698

Diversified Financial Services — 3.0%

Air Lease Corp., 3.375%, 6/1/21	$1,200	$1,218,732

Ally Financial, Inc., 4.125%, 3/30/20	1,160	1,174,117

Brookfield Finance, Inc., 3.90%, 1/25/28	1,943	1,982,045

Jefferies Group, LLC/Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	2,336	2,240,238

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.50%, 3/15/27(1)	432	455,960

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.875%, 4/15/45(1)	510	488,507

Synchrony Financial, 3.806%, (3 mo. USD LIBOR + 1.23%), 2/3/20(2)	3,465	3,479,118

Synchrony Financial, 3.95%, 12/1/27	1,189	1,188,181

Synchrony Financial, 4.50%, 7/23/25	2,316	2,431,995

UBS Group Funding Switzerland AG, 3.491%, 5/23/23(1)	1,450	1,486,843

		$16,145,736

Electric Utilities — 0.3%

Entergy Corp., 4.00%, 7/15/22	$1,046	$1,088,202

ITC Holdings Corp., 4.05%, 7/1/23	680	710,164

		$1,798,366

Electrical and Electronic Equipment — 0.5%

Jabil, Inc., 3.95%, 1/12/28	$1,803	$1,773,124

Jabil, Inc., 4.70%, 9/15/22	959	1,003,546

		$2,776,670

Foods — 0.5%

Smithfield Foods, Inc., 2.65%, 10/3/21(1)	$1,304	$1,285,381

Smithfield Foods, Inc., 3.35%, 2/1/22(1)	1,482	1,478,772

		$2,764,153

Healthcare Products — 0.2%

Becton Dickinson and Co., 3.194%, (3 mo. USD LIBOR + 0.88%), 12/29/20(2)	$1,315	$1,315,216

		$1,315,216

Security	Principal Amount (000’s omitted)	Value

Home Construction — 0.4%

Lennar Corp., 4.50%, 11/15/19	$1,150	$1,157,188

Toll Brothers Finance Corp., 4.875%, 3/15/27	940	990,807

		$2,147,995

Home Furnishings — 0.2%

Whirlpool Corp., 4.50%, 6/1/46	$914	$872,485

		$872,485

Insurance — 0.2%

Marsh & McLennan Cos., Inc., 3.519%, (3 mo. USD LIBOR + 1.20%), 12/29/21(2)	$753	$755,198

Principal Financial Group, Inc., 4.30%, 11/15/46	534	556,232

		$1,311,430

Lodging and Gaming — 0.2%

Wyndham Destinations, Inc., 5.75%, 4/1/27	$1,014	$1,062,165

		$1,062,165

Machinery — 0.3%

Wabtec Corp., 3.71%, (3 mo. USD LIBOR + 1.30%), 9/15/21(2)	$431	$429,912

Wabtec Corp., 4.95%, 9/15/28	1,300	1,394,396

		$1,824,308

Media — 0.5%

Comcast Corp., 3.032%, (3 mo. USD LIBOR + 0.44%), 10/1/21(2)	$1,960	$1,968,328

Comcast Corp., 4.70%, 10/15/48	613	719,378

		$2,687,706

Mining — 0.4%

Freeport-McMoRan, Inc., 5.40%, 11/14/34	$900	$861,750

Yamana Gold, Inc., 4.625%, 12/15/27	1,285	1,314,191

		$2,175,941

Oil and Gas — 0.7%

Noble Energy, Inc., 3.90%, 11/15/24	$937	$977,783

Oceaneering International, Inc., 4.65%, 11/15/24	831	818,535

Patterson-UTI Energy, Inc., 3.95%, 2/1/28	1,830	1,800,324

		$3,596,642

14	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Pharmaceuticals — 1.1%

CVS Health Corp., 4.10%, 3/25/25	$998	$1,052,724

CVS Health Corp., 4.30%, 3/25/28	3,019	3,184,531

Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	1,757	1,752,168

		$5,989,423

Pipelines — 0.5%

Gulfstream Natural Gas, 4.60%, 9/15/25(1)	$431	$464,790

Sabine Pass Liquefaction, LLC, 5.00%, 3/15/27	750	822,669

Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	880	985,768

Sunoco Logistics Partners Operations, L.P., 4.40%, 4/1/21	582	599,103

		$2,872,330

Real Estate Investment Trusts (REITs) — 1.1%

CBL & Associates, L.P., 5.25%, 12/1/23	$636	$461,100

DDR Corp., 3.625%, 2/1/25	874	884,548

Digital Realty Trust, L.P., 3.70%, 8/15/27	1,272	1,307,913

Newmark Group, Inc., 6.125%, 11/15/23	2,890	3,058,790

		$5,712,351

Retail-Specialty and Apparel — 1.2%

Best Buy Co., Inc., 4.45%, 10/1/28	$1,220	$1,289,842

Macy’s Retail Holdings, Inc., 4.375%, 9/1/23	965	986,701

Nordstrom, Inc., 5.00%, 1/15/44	1,455	1,358,430

Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	295	305,325

Tapestry, Inc., 4.125%, 7/15/27	2,491	2,506,110

		$6,446,408

Technology — 0.2%

Western Digital Corp., 4.75%, 2/15/26	$1,049	$1,031,744

		$1,031,744

Telecommunications — 1.3%

Verizon Communications, Inc., 3.618%, (3 mo. USD LIBOR + 1.10%), 5/15/25(2)	$777	$787,635

Verizon Communications, Inc., 4.329%, 9/21/28	2,407	2,663,994

Verizon Communications, Inc., 4.862%, 8/21/46	1,400	1,631,702

Verizon Communications, Inc., 5.50%, 3/16/47	1,421	1,797,011

		$6,880,342

Transportation — 0.4%

SMBC Aviation Capital Finance DAC, 3.00%, 7/15/22(1)	$914	$925,523

SMBC Aviation Capital Finance DAC, 3.55%, 4/15/24(1)	1,200	1,235,151

		$2,160,674

Security	Principal Amount (000’s omitted)	Value

Utilities — 1.0%

American Water Capital Corp., 2.95%, 9/1/27	$1,426	$1,436,254

Baltimore Gas & Electric Co., 3.50%, 8/15/46	1,580	1,568,037

Southern Co. Gas Capital Corp., 2.45%, 10/1/23	1,060	1,057,488

Southern Co. Gas Capital Corp., 3.95%, 10/1/46	1,270	1,248,681

		$5,310,460

Total Corporate Bonds & Notes (identified cost $162,961,271)		$168,087,197

Agency Mortgage-Backed Securities — 10.6%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

Pool #A93547, 4.50%, 8/1/40	$726	$780,743

Pool #C03490, 4.50%, 8/1/40	576	618,629

Pool #C09031, 2.50%, 2/1/43	1,689	1,686,992

Pool #G07589, 5.50%, 6/1/41	2,482	2,786,272

Pool #G08596, 4.50%, 7/1/44	765	806,996

Pool #G08670, 3.00%, 10/1/45	1,345	1,366,185

Pool #G08701, 3.00%, 4/1/46	2,054	2,085,865

Pool #G08717, 4.00%, 8/1/46	1,778	1,855,694

Pool #G08738, 3.50%, 12/1/46	1,750	1,805,663

Pool #G08758, 4.00%, 4/1/47	1,664	1,734,736

Pool #G60608, 4.00%, 5/1/46	2,916	3,045,688

Pool #G60761, 3.00%, 10/1/43	1,962	1,994,852

Pool #Q17453, 3.50%, 4/1/43	1,584	1,643,402

Pool #Q34310, 3.50%, 6/1/45	1,799	1,858,952

Pool #Q40264, 3.50%, 5/1/46	1,513	1,562,272

Pool #Q45051, 3.00%, 12/1/46	3,136	3,196,575

Pool #Q46889, 3.50%, 3/1/47	2,446	2,530,427

Pool #Q47999, 4.00%, 5/1/47	3,225	3,399,762

		$34,759,705

Federal National Mortgage Association:

Pool #AB3678, 3.50%, 10/1/41	$3,281	$3,420,380

Pool #AL7524, 5.00%, 7/1/41	838	906,643

Pool #AS3892, 4.00%, 11/1/44	1,019	1,064,148

Pool #AS5332, 4.00%, 7/1/45	1,119	1,177,911

Pool #AS6014, 4.00%, 10/1/45	785	825,683

Pool #AS9721, 4.00%, 6/1/47	2,549	2,654,945

Pool #BA0891, 3.50%, 1/1/46	2,205	2,276,431

Pool #BA3938, 3.50%, 1/1/46	1,640	1,693,791

Pool #BD1183, 3.50%, 12/1/46	1,234	1,274,761

Pool #BE2316, 3.50%, 1/1/47	2,834	2,920,164

15	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)

Pool #MA1789, 4.50%, 2/1/44	$733	$775,294

Pool #MA2653, 4.00%, 6/1/46	1,872	1,952,204

		$20,942,355

Government National Mortgage Association:

Pool #AQ1784, 3.50%, 12/20/45	$1,617	$1,679,770

		$1,679,770

Total Agency Mortgage-Backed Securities (identified cost $57,617,731)		$57,381,830

Collateralized Mortgage Obligations — 5.0%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

Series 4030, Class PA, 3.50%, 6/15/40	$1,243	$1,275,615

Series 4423, Class A, 3.50%, 10/15/39	1,060	1,070,958

		$2,346,573

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2017-DNA3, Class M2, 4.904%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	$1,889	$1,933,151

Series 2018-DNA1, Class M1, 2.854%, (1 mo. USD LIBOR + 0.45%), 7/25/30(2)	1,127	1,125,450

		$3,058,601

Federal National Mortgage Association:

Series 2005-58, Class MA, 5.50%, 7/25/35	$223	$242,068

Series 2011-135, Class PK, 4.50%, 5/25/40	848	873,404

Series 2013-6, Class HD, 1.50%, 12/25/42	234	225,769

Series 2014-70, Class KP, 3.50%, 3/25/44	1,147	1,196,007

Series 2018-M4, Class A2, 3.144%, 3/25/28(6)	1,721	1,796,153

Series 2019-M1, Class A2, 3.673%, 9/25/28(6)	4,835	5,249,462

Series 2019-M9, Class A2, 2.937%, 4/25/29(6)	1,290	1,332,564

		$10,915,427

Federal National Mortgage Association Connecticut Avenue Securities:

Series 2013-C01, Class M2, 7.654%, (1 mo. USD LIBOR + 5.25%), 10/25/23(2)	$2,147	$2,389,655

Series 2014-C02, Class 1M2, 5.004%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	2,049	2,143,839

Series 2014-C02, Class 2M2, 5.004%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	895	925,723

Series 2014-C03, Class 1M2, 5.404%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	1,104	1,166,196

Series 2014-C03, Class 2M2, 5.304%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	1,810	1,883,886

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association Connecticut Avenue Securities: (continued)

Series 2017-C06, Class 1M2, 5.054%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	$1,275	$1,309,561

Series 2018-C03, Class 1M1, 3.084%, (1 mo. USD LIBOR + 0.68%), 10/25/30(2)	474	474,970

		$10,293,830

Total Collateralized Mortgage Obligations (identified cost $26,473,756)		$26,614,431

Commercial Mortgage-Backed Securities — 8.6%
Security	Principal Amount (000’s omitted)	Value

CFCRE Commercial Mortgage Trust

Series 2016-C7, Class C, 4.581%, 12/10/54(6)	$1,050	$1,098,792

Series 2016-C7, Class D, 4.581%, 12/10/54(1)(6)	2,000	1,928,208

Citigroup Commercial Mortgage Trust

Series 2017-MDRB, Class C, 4.894%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(2)	3,000	3,002,205

COMM Mortgage Trust

Series 2014-CR21, Class C, 4.58%, 12/10/47(6)	500	525,647

Credit Suisse Mortgage Trust

Series 2016-NXSR, Class C, 4.506%, 12/15/49(6)	1,500	1,550,883

GS Mortgage Securities Trust

Series 2018-FBLU, Class A, 3.344%, (1 mo. USD LIBOR + 0.95%), 11/15/35(1)(2)	5,000	5,003,678

JPMBB Commercial Mortgage Securities Trust

Series 2014-C22, Class C, 4.709%, 9/15/47(6)	2,530	2,583,564

Series 2014-C22, Class D, 4.709%, 9/15/47(1)(6)	500	454,340

Series 2014-C25, Class D, 4.092%, 11/15/47(1)(6)	1,960	1,758,992

JPMorgan Chase Commercial Mortgage Securities Trust

Series 2011-C5, Class D, 5.554%, 8/15/46(1)(6)	2,000	2,034,268

Series 2012-CBX, Class AS, 4.271%, 6/15/45	3,325	3,478,629

Series 2013-C13, Class D, 4.129%, 1/15/46(1)(6)	2,000	2,026,656

Morgan Stanley Capital I Trust

Series 2016-UB12, Class D, 3.312%, 12/15/49(1)	1,000	852,992

Series 2019-BPR, Class A, 3.794%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)	2,500	2,503,929

Motel 6 Trust

Series 2017-MTL6, Class C, 3.794%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(2)	1,339	1,340,973

Series 2017-MTL6, Class D, 4.544%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	542	544,900

Natixis Commercial Mortgage Securities Trust

Series 2018-FL1, Class C, 4.64%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(2)	5,000	4,960,551

16	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

RETL Trust

Series 2019-RVP, Class A, 3.544%, (1 mo. USD LIBOR + 1.15%), 3/15/36(1)(2)	$2,671	$2,679,295

Series 2019-RVP, Class B, 3.944%, (1 mo. USD LIBOR + 1.55%), 3/15/36(1)(2)	2,045	2,052,662

Toorak Mortgage Corp., Ltd.

Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21(1)(7)	1,330	1,344,129

VMC Finance, LLC

Series 2018-FL2, Class A, 3.314%, (1 mo. USD LIBOR + 0.92%), 10/15/35(1)(2)	2,936	2,947,042

Wells Fargo Commercial Mortgage Trust

Series 2015-LC22, Class C, 4.695%, 9/15/58(6)	900	944,389

Series 2015-SG1, Class C, 4.617%, 9/15/48(6)	354	363,102

Series 2016-C35, Class D, 3.142%, 7/15/48(1)	500	421,128

Total Commercial Mortgage-Backed Securities (identified cost $45,356,885)		$46,400,954

Asset-Backed Securities — 17.0%
Security	Principal Amount (000’s omitted)	Value

Adams Outdoor Advertising L.P.

Series 2018-1, Class A, 4.81%, 11/15/48(1)	$744	$791,945

AmeriCredit Automobile Receivables Trust

Series 2016-2, Class B, 2.21%, 5/10/21	221	221,147

Series 2016-4, Class A3, 1.53%, 7/8/21	180	179,363

Avant Loans Funding Trust

Series 2019-A, Class A, 3.48%, 7/15/22(1)	863	865,920

Avis Budget Rental Car Funding, LLC

Series 2014-1A, Class A, 2.46%, 7/20/20(1)	648	647,491

Series 2014-2A, Class A, 2.50%, 2/20/21(1)	4,075	4,073,540

Canyon Capital CLO, Ltd.

Series 2016-1A, Class BR, 4.297%, (3 mo. USD LIBOR + 1.70%), 7/15/31(1)(2)	1,000	988,430

Series 2016-1A, Class DR, 5.397%, (3 mo. USD LIBOR + 2.80%), 7/15/31(1)(2)	1,000	962,500

Carlyle Global Market Strategies CLO, Ltd.

Series 2014-3RA, Class A2, 4.315%, (3 mo. USD LIBOR + 1.55%), 7/27/31(1)(2)	1,000	987,094

Series 2014-3RA, Class C, 5.715%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	975,799

CarMax Auto Owner Trust

Series 2017-2, Class A3, 1.93%, 3/15/22	1,053	1,050,405

Chesapeake Funding II, LLC

Series 2016-2A, Class A1, 1.88%, 6/15/28(1)	3,569	3,562,919

Security	Principal Amount (000’s omitted)	Value

CIG Auto Receivables Trust

Series 2019-1A, Class A, 3.33%, 8/15/24(1)	$1,857	$1,868,752

CNH Equipment Trust

Series 2017-A, Class A3, 2.07%, 5/16/22	996	993,746

Coinstar Funding, LLC

Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,328	1,360,807

Conn’s Receivables Funding, LLC

Series 2018-A, Class A, 3.25%, 1/15/23(1)	150	150,307

Series 2019-A, Class A, 3.40%, 10/16/23(1)	933	937,632

Consumer Loan Underlying Bond Credit Trust

Series 2017-NP1, Class C, 5.13%, 4/17/23(1)	423	424,171

Credit Acceptance Auto Loan Trust

Series 2017-2A, Class A, 2.55%, 2/17/26(1)	2,500	2,499,949

DB Master Finance, LLC

Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	335	341,330

Drive Auto Receivables Trust

Series 2017-BA, Class D, 3.72%, 10/17/22(1)	1,425	1,433,647

Series 2018-1, Class C, 3.22%, 3/15/23	1,680	1,686,607

Driven Brands Funding, LLC

Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	767	806,488

Dryden Senior Loan Fund

Series 2018-55A, Class D, 5.447%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	1,000	961,215

Enterprise Fleet Financing, LLC

Series 2017-1, Class A2, 2.13%, 7/20/22(1)	1,208	1,206,487

FOCUS Brands Funding, LLC

Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	980	1,024,815

Foundation Finance Trust

Series 2017-1A, Class A, 3.30%, 7/15/33(1)	1,633	1,639,950

Hardee’s Funding, LLC

Series 2018-1A, Class A2I, 4.25%, 6/20/48(1)	973	993,601

Hertz Fleet Lease Funding, L.P.

Series 2017-1, Class A2, 2.13%, 4/10/31(1)	620	619,076

Horizon Aircraft Finance I, Ltd.

Series 2018-1, Class A, 4.458%, 12/15/38(1)	3,394	3,521,601

Invitation Homes Trust

Series 2017-SFR2, Class C, 3.844%, (1 mo. USD LIBOR + 1.45%), 12/17/36(1)(2)	461	462,257

Series 2018-SFR2, Class A, 3.294%, (1 mo. USD LIBOR + 0.90%), 6/17/37(1)(2)	5,180	5,177,103

Jack In The Box Funding, LLC

Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)(8)	1,110	1,110,000

MelTel Land Funding, LLC

Series 2019-1A, Class B, 4.701%, 4/15/49(1)	960	990,491

Mercedes-Benz Auto Receivables Trust

Series 2016-1, Class A3, 1.26%, 2/16/21	358	356,461

17	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

OneMain Financial Issuance Trust

Series 2015-1A, Class B, 3.85%, 3/18/26(1)	$711	$713,260

Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	1,925	1,921,596

OSCAR US Funding X, LLC

Series 2019-1A, Class A2, 3.10%, 4/11/22(1)	1,740	1,740,665

Planet Fitness Master Issuer, LLC

Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	2,064	2,131,821

Prosper Marketplace Issuance Trust

Series 2017-2A, Class B, 3.48%, 9/15/23(1)	135	134,784

Series 2017-3A, Class B, 3.36%, 11/15/23(1)	2,405	2,405,522

Series 2018-1A, Class A, 3.11%, 6/17/24(1)	262	261,981

Series 2018-1A, Class B, 3.90%, 6/17/24(1)	600	602,862

Series 2018-2A, Class A, 3.35%, 10/15/24(1)	1,890	1,897,199

Purchasing Power Funding, LLC

Series 2018-A, Class A, 3.34%, 8/15/22(1)	5,000	5,013,562

Sierra Timeshare Receivables Funding, LLC

Series 2015-1A, Class B, 3.05%, 3/22/32(1)	98	97,952

Skopos Auto Receivables Trust

Series 2018-1A, Class A, 3.19%, 9/15/21(1)	990	991,002

SoFi Professional Loan Program, LLC

Series 2014-B, Class A2, 2.55%, 8/27/29(1)	269	268,403

SpringCastle Funding Asset-Backed Notes

Series 2019-AA, Class A, 3.20%, 5/27/36(1)	2,765	2,798,538

Springleaf Funding Trust

Series 2016-AA, Class A, 2.90%, 11/15/29(1)	1,169	1,170,094

Stack Infrastructure Issuer, LLC

Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	5,237	5,457,133

Start, Ltd.

Series 2019-1, Class B, 5.095%, 3/15/44(1)	1,684	1,694,087

TCF Auto Receivables Owner Trust

Series 2016-PT1A, Class A, 1.93%, 6/15/22(1)	433	431,935

Tesla Auto Lease Trust

Series 2018-A, Class A, 2.32%, 12/20/19(1)	252	251,947

Series 2018-B, Class A, 3.71%, 8/20/21(1)	1,161	1,178,114

Thunderbolt Aircraft Lease, Ltd.

Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32(1)(7)	1,515	1,566,532

Towd Point Asset Trust

Series 2018-SL1, Class A, 3.004%, (1 mo. USD LIBOR + 0.60%), 1/25/46(1)(2)	5,749	5,674,124

Upland CLO, Ltd.

Series 2016-1A, Class CR, 5.492%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	1,000	958,682

Vantage Data Centers Issuer, LLC

Series 2018-1A, Class A2, 4.072%, 2/16/43(1)	1,365	1,403,169

Verizon Owner Trust

Series 2016-1A, Class A, 1.42%, 1/20/21(1)	90	90,388

Security	Principal Amount (000’s omitted)	Value

Veros Automobile Receivables Trust

Series 2018-1, Class A, 3.63%, 5/15/23(1)	$2,743	$2,751,984

Voya CLO, Ltd.

Series 2018-2A, Class B1, 4.147%, (3 mo. USD LIBOR + 1.55%), 7/15/31(1)(2)	1,000	985,564

Wheels SPV, LLC

Series 2017-1A, Class A2, 1.88%, 4/20/26(1)	597	595,921

World Omni Automobile Lease Securitization Trust

Series 2017-A, Class A3, 2.13%, 4/15/20	763	762,748

Total Asset-Backed Securities (identified cost $91,228,697)		$91,824,615

U.S. Treasury Obligations — 20.1%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bond, 3.00%, 2/15/48	$886	$969,339

U.S. Treasury Bond, 3.00%, 2/15/49	3,480	3,817,261

U.S. Treasury Bond, 3.125%, 5/15/48	3,220	3,608,916

U.S. Treasury Bond, 3.375%, 11/15/48	2,070	2,433,430

U.S. Treasury Inflation-Protected Note, 0.75%, 7/15/28(9)	17,968	18,731,072

U.S. Treasury Note, 1.00%, 8/31/19	2,660	2,654,388

U.S. Treasury Note, 1.625%, 8/31/19	7,000	6,992,401

U.S. Treasury Note, 2.125%, 3/31/24	4,695	4,772,067

U.S. Treasury Note, 2.25%, 3/31/21	40,595	40,906,699

U.S. Treasury Note, 2.375%, 2/29/24	1	1,028

U.S. Treasury Note, 2.375%, 5/15/29	296	305,753

U.S. Treasury Note, 2.50%, 2/15/22	7,500	7,645,898

U.S. Treasury Note, 2.50%, 1/31/24	859	886,694

U.S. Treasury Note, 2.625%, 12/31/25	562	588,333

U.S. Treasury Note, 2.625%, 2/15/29	10,476	11,042,563

U.S. Treasury Note, 2.875%, 9/30/23	2,410	2,520,521

U.S. Treasury Note, 2.875%, 5/15/28	457	490,490

Total U.S. Treasury Obligations (identified cost $105,260,418)		$108,366,853

Senior Floating-Rate Loans — 2.5%(10)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Building and Development — 0.2%

DTZ U.S. Borrower, LLC, Term Loan, 5.652%, (1 mo. USD LIBOR + 3.25%), 8/21/25	$1,241	$1,238,603

		$1,238,603

18	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services — 0.3%

Change Healthcare Holdings, LLC, Term Loan, 5.152%, (1 mo. USD LIBOR + 2.75%), 3/1/24	$1,064	$1,057,019

First Data Corporation, Term Loan, 4.404%, (1 mo. USD LIBOR + 2.00%), 7/8/22	769	769,373

		$1,826,392

Cable and Satellite Television — 0.3%

UPC Financing Partnership, Term Loan, 4.894%, (1 mo. USD LIBOR + 2.50%), 1/15/26	$833	$832,734

Ziggo Secured Finance Partnership, Term Loan, 4.894%, (1 mo. USD LIBOR + 2.50%), 4/15/25	1,000	981,319

		$1,814,053

Cosmetics / Toiletries — 0.0%(11)

Prestige Brands, Inc., Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 1/26/24	$179	$178,342

		$178,342

Drugs — 0.4%

Jaguar Holding Company II, Term Loan, 4.902%, (1 mo. USD LIBOR + 2.50%), 8/18/22	$1,856	$1,846,888

		$1,846,888

Electronics / Electrical — 0.6%

Go Daddy Operating Company, LLC, Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 2/15/24	$180	$180,390

Infor (US), Inc., Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), 2/1/22	1,864	1,859,827

MA FinanceCo., LLC, Term Loan, 4.902%, (1 mo. USD LIBOR + 2.50%), 6/21/24	78	76,524

Seattle Spinco, Inc., Term Loan, 4.902%, (1 mo. USD LIBOR + 2.50%), 6/21/24	526	516,783

SolarWinds Holdings, Inc., Term Loan, 5.152%, (1 mo. USD LIBOR + 2.75%), 2/5/24	289	287,333

		$2,920,857

Equipment Leasing — 0.2%

Avolon TLB Borrower 1 (US), LLC, Term Loan, 4.133%, (1 mo. USD LIBOR + 1.75%), 1/15/25	$1,138	$1,138,042

		$1,138,042

Food / Drug Retailers — 0.1%

Albertsons, LLC, Term Loan, 5.402%, (1 mo. USD LIBOR + 3.00%), 11/17/25	$665	$663,009

		$663,009

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Industrial Equipment — 0.0%(11)

Rexnord, LLC, Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 8/21/24	$172	$172,223

		$172,223

Leisure Goods / Activities / Movies — 0.1%

Bombardier Recreational Products, Inc., Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 5/23/25	$249	$245,638

		$245,638

Lodging and Casinos — 0.1%

ESH Hospitality, Inc., Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 8/30/23	$249	$248,309

		$248,309

Telecommunications — 0.2%

Level 3 Financing, Inc., Term Loan, 4.652%, (1 mo. USD LIBOR + 2.25%), 2/22/24	$370	$367,418

Sprint Communications, Inc., Term Loan, 4.938%, (1 mo. USD LIBOR + 2.50%), 2/2/24	841	830,174

		$1,197,592

Total Senior Floating-Rate Loans (identified cost $13,532,968)		$13,489,948

Short-Term Investments — 6.5%

Commercial Paper — 3.6%
Security	Principal Amount (000’s omitted)	Value

Ford Motor Credit Co., 3.414%, 8/1/19(1)(12)	$1,500	$1,495,699

Marriott International, Inc., 2.589%, 7/22/19(1)(12)	10,000	9,983,153

Sherwin-Williams Co., 2.756%, 7/22/19(1)(12)	8,000	7,987,350

Total Commercial Paper (identified cost $19,468,174)		$19,466,202

19	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Other — 2.9%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.40%(13)	15,867,556	$15,867,556

Total Other (identified cost $15,867,556)		$15,867,556

Total Short-Term Investments (identified cost $35,335,730)		$35,333,758

Total Investments — 101.4% (identified cost $537,767,456)		$547,499,586

Other Assets, Less Liabilities — (1.4)%		$(7,555,296)

Net Assets — 100.0%		$539,944,290

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2019, the aggregate value of these securities is $157,051,205 or 29.1% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2019.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at June 30, 2019.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2019.

(7)	Step coupon security. Interest rate represents the rate in effect at June 30, 2019.

(8)	When-issued security.

(9)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(10)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(11)	Amount is less than 0.05%.

(12)

Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At June 30, 2019, the aggregate value of these securities is $19,466,202, representing 3.6% of the Portfolio’s net assets.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2019.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

U.S. 2-Year Treasury Note	118	Long	9/30/19	$25,391,204	$126,117

U.S. 5-Year Treasury Note	31	Short	9/30/19	(3,662,844)	(41,704)

U.S. Long Treasury Bond	28	Long	9/19/19	4,356,625	98,818

U.S. Ultra 10-Year Treasury Note	92	Short	9/19/19	(12,707,500)	(259,602)

U.S. Ultra-Long Treasury Bond	216	Long	9/19/19	38,353,500	951,420

					$875,049

Abbreviations:

LIBOR	–	London Interbank Offered Rate

PPTT	–	Preferred Pass-Through Trust

Currency Abbreviations:

USD	–	United States Dollar

20	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2019

Unaffiliated investments, at value (identified cost, $521,899,900)	$531,632,030

Affiliated investment, at value (identified cost, $15,867,556)	15,867,556

Cash	55,217

Deposits for derivatives collateral — financial futures contracts	767,458

Interest receivable	3,025,758

Dividends receivable from affiliated investment	15,967

Receivable for investments sold	170,739

Receivable from affiliate	3,512

Total assets	$551,538,237

Liabilities

Payable for investments purchased	$10,132,759

Payable for when-issued securities	1,110,000

Payable for variation margin on open financial futures contracts	45,585

Payable to affiliates:

Investment adviser fee	197,502

Trustees’ fees	7,235

Accrued expenses	100,866

Total liabilities	$11,593,947

Net Assets applicable to investors’ interest in Portfolio	$539,944,290

21	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2019

Interest	$8,920,107

Dividends from affiliated investment	80,681

Total investment income	$9,000,788

Expenses

Investment adviser fee	$1,130,472

Trustees’ fees and expenses	16,325

Custodian fee	75,214

Legal and accounting services	45,037

Miscellaneous	6,395

Total expenses	$1,273,443

Deduct —

Allocation of expenses to affiliate	$42,473

Total expense reductions	$42,473

Net expenses	$1,230,970

Net investment income	$7,769,818

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$1,357,901

Investment transactions — affiliated investment	(1,380)

Financial futures contracts	4,532,943

Net realized gain	$5,889,464

Change in unrealized appreciation (depreciation) —

Investments	$19,957,935

Investments — affiliated investment	(85)

Financial futures contracts	(1,153,442)

Net change in unrealized appreciation (depreciation)	$18,804,408

Net realized and unrealized gain	$24,693,872

Net increase in net assets from operations	$32,463,690

22	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

From operations —

Net investment income	$7,769,818	$14,523,505

Net realized gain (loss)	5,889,464	(7,137,519)

Net change in unrealized appreciation (depreciation)	18,804,408	(8,981,258)

Net increase (decrease) in net assets from operations	$32,463,690	$(1,595,272)

Capital transactions —

Contributions	$67,337,576	$86,298,166

Withdrawals	(65,872,800)	(58,051,164)

Net increase in net assets from capital transactions	$1,464,776	$28,247,002

Net increase in net assets	$33,928,466	$26,651,730

Net Assets

At beginning of period	$506,015,824	$479,364,094

At end of period	$539,944,290	$506,015,824

23	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2019

Financial Highlights

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2018	2017	2016		2015		2014

Ratios (as a percentage of average daily net assets):

Expenses(1)(2)	0.49	%(3)	0.49%	0.49%	0.50%		0.50%		0.50%

Net investment income	3.09	%(3)	2.98%	2.46%	2.01%		2.00%		2.47%

Portfolio Turnover	48	%(4)	65%	123%	132	%(5)	159	%(5)	134	%(5)

Total Return(2)	6.67	%(4)	(0.50)%	4.48%	2.73%		0.04%		5.27%

Net assets, end of period (000’s omitted)	$539,944		$506,016	$479,364	$484,256		$342,684		$214,538

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)

The investment adviser reimbursed certain operating expenses (equal to 0.02%, 0.02%, 0.01%, 0.01%, 0.02% and 0.03% of average daily net assets for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(3)	Annualized.

(4)	Not annualized.

(5)	Includes the effect of To Be Announced (TBA) transactions.

24	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Core Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2019, Eaton Vance Balanced Fund and Eaton Vance Core Bond Fund held an interest of 65.9% and 34.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.

25

Core Bond Portfolio

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.45% of the Portfolio’s average daily net assets up to $1 billion and at reduced rates on average daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended June 30, 2019, the Portfolio’s investment adviser fee amounted to $1,130,472 or 0.45% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $42,473 of the Portfolio’s operating expenses for the six months ended June 30, 2019. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended June 30, 2019 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$80,720,593	$127,107,867

U.S. Government and Agency Securities	154,401,591	119,881,007

	$235,122,184	$246,988,874

26

Core Bond Portfolio

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at June 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$538,432,595

Gross unrealized appreciation	$11,871,370

Gross unrealized depreciation	(1,929,330)

Net unrealized appreciation	$9,942,040

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2019 is included in the Portfolio of Investments. At June 30, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into U.S. Treasury futures contracts to hedge against fluctuations in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at June 30, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(1)

Financial futures contracts	$1,176,355	$(301,306)

(1)

Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended June 30, 2019 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Financial futures contracts	$4,532,943	$(1,153,442)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the six months ended June 30, 2019, which is indicative of the volume of this derivative type, was approximately as follows:

Futures Contracts — Long	Futures Contracts — Short

$72,605,000	$14,827,000

27

Core Bond Portfolio

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2019.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$168,087,197	$—	$168,087,197

Agency Mortgage-Backed Securities	—	57,381,830	—	57,381,830

Collateralized Mortgage Obligations	—	26,614,431	—	26,614,431

Commercial Mortgage-Backed Securities	—	46,400,954	—	46,400,954

Asset-Backed Securities	—	91,824,615	—	91,824,615

U.S. Treasury Obligations	—	108,366,853	—	108,366,853

Senior Floating-Rate Loans	—	13,489,948	—	13,489,948

Short-Term Investments —

Commercial Paper	—	19,466,202	—	19,466,202

Other	—	15,867,556	—	15,867,556

Total Investments	$—	$547,499,586	$—	$547,499,586

Futures Contracts	$1,176,355	$—	$—	$1,176,355

Total	$1,176,355	$547,499,586	$—	$548,675,941

Liability Description

Futures Contracts	$(301,306)	$—	$—	$(301,306)

Total	$(301,306)	$—	$—	$(301,306)

28

Eaton Vance

Core Bond Fund

June 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

29

Eaton Vance

Core Bond Fund

June 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Core Bond Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Core Bond Fund (the “Fund”) invests, and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board noted the abilities and experience of the Adviser’s investment professionals in analyzing factors relevant to investing in investment grade fixed income securities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering

30

Eaton Vance

Core Bond Fund

June 30, 2019

Board of Trustees’ Contract Approval — continued

exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

31

Eaton Vance

Core Bond Fund

June 30, 2019

Officers and Trustees

Officers of Eaton Vance Core Bond Fund and Core Bond Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Core Bond Fund and Core Bond Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

32

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

33

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Investment Adviser of Core Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Core Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7754    6.30.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Core Bond Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 26, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 26, 2019